Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of allocation of transaction price to the performance obligations

The Company allocated the transaction price to the performance obligations as of December 31, 2023 and 2022 as follows:

		Revenue Recognized	Cumulative Revenue
	Transaction	for the twelve months	Recognized	Other assets as of
(in thousands)	Price	ended December 31, 2023	as of December 31, 2023	December 31, 2023
License	$50,000	$—	$15,165	$—
Manufacturing technology transfer activities	2,167	199	2,272	—
Initial supply	3,583	3,443	3,443	—
Research activities	750	24	687	—
Buy-up fee (*)	(35,000)	—	—	—
	$21,500	$3,666	$21,567	$—

(*) Buy-up fee remains deferred until option expires or is exercised

		Revenue Recognized	Cumulative Revenue
	Transaction	for the twelve months	Recognized	Other assets as of
(in thousands)	Price	ended December 31, 2022	as of December 31, 2022	December 31, 2022
License	$50,000	$15,165	$15,165	$—
Manufacturing technology transfer activities	2,167	2,073	2,073	—
Initial supply	3,583	—	—	3,309
Research activities	750	663	663	—
Buy-up fee (*)	(35,000)	—	—	—
	$21,500	$17,901	$17,901	$3,309

(*) Buy-up fee remains deferred until option expires or is exercised

Schedule of changes in deferred revenue

(in thousands)
Balance at January 1, 2022	$(1,527)
Deferral of revenue	(35,000)
Recognized during the period	1,490
Foreign currency translation difference	37
Balance at December 31, 2022	(35,000)
Deferral of revenue	—
Recognized during the period	—
Foreign currency translation difference	—
Balance at December 31, 2023	(35,000)

Schedule of revenue

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Pfizer Inc. - Pfizer Agreement	$3,666	$17,901	$—
Pfizer Inc. - Additional services	613	—	—
Jansen Biotech Inc. - Janssen Agreement	2,490	1,490	5,350
	$6,769	$19,391	$5,350